Accounting policies (Details)	12 Months Ended
Dec. 31, 2025
Plant and equipment | Bottom of range
Accounting policies
Estimated, useful life	18 years
Plant and equipment | Top of range
Accounting policies
Estimated, useful life	100 years
Pipelines, networks, and lines | Bottom of range
Accounting policies
Estimated, useful life	16 years
Pipelines, networks, and lines | Top of range
Accounting policies
Estimated, useful life	63 years
Buildings | Bottom of range
Accounting policies
Estimated, useful life	18 years
Buildings | Top of range
Accounting policies
Estimated, useful life	55 years
Other | Bottom of range
Accounting policies
Estimated, useful life	9 years
Other | Top of range
Accounting policies
Estimated, useful life	30 years